Supplement to the

Fidelity® Select Portfolios®

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2006
Revised November 29, 2006

The following information supplements similar information found in the "Management Contracts" section beginning on page 48.

The following table provides information relating to other accounts managed by Mr. Welo as of January 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,197	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrials Portfolio ($74 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of January 31, 2007
Tobias Welo	Industrials	1 - $10,000

The following table provides information relating to other accounts managed by Mr. Tandon as of January 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 981	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Software and Computer Services Portfolio ($981 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of January 31, 2007
Mayank Tandon 	Software and  Computer Services	none

The following table provides information relating to other accounts managed by Mr. Chai as of January 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,031	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Technology Portfolio ($1,735 (in millions) assets managed).

SELB-07-02 March 24, 2007
1.475630.130

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of January 31, 2007
Charlie Chai 	Technology	none

Consumer Portfolio, Gold Portfolio, Materials Portfolio, and Telecommunications Portfolio are composed of multiple classes of shares. References to each fund are deemed to include class where applicable. The features and policies related to your shares of each fund will not change.

Duffy Fischer has replaced Chris Bartel as the portfolio manager of Chemicals Portfolio. All references to Chris Bartel regarding Chemicals Portfolio are removed from the "Management Contracts" section.

The following information supplements similar information found in the "Management Contracts" section beginning on page 48.

The following table provides information relating to other accounts managed by Mr. Fischer as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 101	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Chemicals Portfolio ($101 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of December 31, 2006
Duffy Fischer	Chemicals	none

Chris Bartel no longer manages Paper and Forest Products Portfolio or Transportation Portfolio. All references to Chris Bartel regarding Paper and Forest Products Portfolio and Transportation Portfolio have been removed from the "Management Contracts" section.

James Morrow no longer manages IT Services Portfolio. All references to James Morrow have been removed from the "Management Contracts" section.